Shareholder Report	12 Months Ended
Aug. 31, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Thornburg ETF Trust
Entity Central Index Key	0002038383
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Thornburg Core Plus Bond ETF
Shareholder Report [Line Items]
Fund Name	Thornburg Core Plus Bond ETF
Class Name	Thornburg Core Plus Bond ETF
Trading Symbol	TPLS
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Thornburg Core Plus Bond ETF for the period from February 4, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.thornburg.com/download . You can also request this information by contacting us at 1-800-847-0200 .
Material Fund Change Notice [Text Block]	This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200
Additional Information Website	https://www.thornburg.com/download
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Thornburg Core Plus Bond ETF	$26.00	0.45%

Fund costs may be higher for a full one-year period.

Expenses Paid, Amount	$ 26.00
Expense Ratio, Percent	0.45%
Expenses Short Period Footnote [Text Block]	Fund costs may be higher for a full one-year period.
Factors Affecting Performance [Text Block]

How did the Fund perform during the period and what affected its performance?

The Fund underperformed the Bloomberg U.S. Aggregate Total Return Value Index USD (the “Index”) during the period from the Fund’s inception on February 4, 2025 to August 31, 2025.

Top contributors to performance relative to the Index were yield curve positioning within corporate bonds and security selection within sub-investment grade bonds due to a rally in securities with lower credit ratings.

Yield curve positioning within U.S. Treasury securities was the top detractor to relative performance during the period.The Fund maintained an overweight allocation to securities with longer duration relative to the Index and interest rates on the long end of the U.S. Treasury curve rose as the yield curve steepened on economic optimism.

Performance Past Does Not Indicate Future [Text]	The performance information shown below represents past performance and is no guarantee of future results.
Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]
Annual Performance	Since Inception ( 02/04/2025 )
Core Plus Bond ETF	3.79%
Bloomberg U.S. Aggregate Total Return Value Index USD	4.17%

Performance Inception Date	Feb. 04, 2025
No Deduction of Taxes [Text Block]	The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares.
Net Assets	$ 19,000,000.0
Holdings Count | Holdings	276
Advisory Fees Paid, Amount	$ 41,330
Investment Company, Portfolio Turnover	22.11%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)

Fund Size (Millions)	$ 19.0 M
Number of Holdings	276
Annual Portfolio Turnover	22.11%
Total Advisory Fee	$41,330

Holdings [Text Block]	What did the Fund invest in? (as of August 31, 2025)
Credit Quality Ratings	(%)
U.S. Government	46.3
AAA	9.5
AA	2.8
A	11.2
BBB	18.3
Below Invest. Grade	7.4
NR	2.2
Cash Equivalents & Other	2.3

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since February 4, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200 .

Updated Prospectus Phone Number	1-800-847-0200
Updated Prospectus Web Address	https://www.thornburg.com/download
Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Multi Sector Bond ETF
Shareholder Report [Line Items]
Fund Name	Thornburg Multi Sector Bond ETF
Class Name	Thornburg Multi Sector Bond ETF
Trading Symbol	TMB
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Thornburg Multi Sector Bond ETF for the period from February 4, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.thornburg.com/download . You can also request this information by contacting us at 1-800-847-0200 .
Material Fund Change Notice [Text Block]	This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200
Additional Information Website	https://www.thornburg.com/download
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Thornburg Multi Sector Bond ETF	$32.00	0.55%

Fund costs may be higher for a full one-year period.

Expenses Paid, Amount	$ 32.00
Expense Ratio, Percent	0.55%
Expenses Short Period Footnote [Text Block]	Fund costs may be higher for a full one-year period.
Factors Affecting Performance [Text Block]

How did the Fund perform during the period and what affected its performance?

The Fund outperformed the Bloomberg U.S. Universal Total Return Index Value Unhedged (the “Index”) during the period from the Fund’s inception on February 4, 2025 to August 31, 2025.

Top contributors to the Fund’s performance relative to the Index were yield curve positioning within corporate bonds, U.S. Treasuries, and securities with A and BBB credit ratings. Additionally, the Fund’s underweight allocation to U.S. government securities and overweight allocation to securities with a BB credit rating enhanced performance.

The Fund’s security selection based on duration positioning was the top detractor to relative performance for the period. The average duration of securities held by the Fund was approximately 1.5 years shorter than the Index and interest rates generally fell as the yield curve steepened on economic optimism.

Performance Past Does Not Indicate Future [Text]	The performance information shown below represents past performance and is no guarantee of future results.
Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]
Annual Performance	Since Inception ( 02/04/2025 )
Multi Sector Bond ETF	4.52%
Bloomberg U.S. Aggregate Total Return Value Index USD	4.17%
Bloomberg U.S. Universal Total Return Index Value Unhedged	4.33%

Performance Inception Date	Feb. 04, 2025
No Deduction of Taxes [Text Block]	The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares.
Net Assets	$ 76,500,000
Holdings Count | Holdings	384
Advisory Fees Paid, Amount	$ 100,000
Investment Company, Portfolio Turnover	22.80%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)

Fund Size (Millions)	$ 76.5 M
Number of Holdings	384
Annual Portfolio Turnover	22.80%
Total Advisory Fee	$0.1M

Holdings [Text Block]	What did the Fund invest in? (as of August 31, 2025)
Fixed Income Credit Quality	(%)
U.S. Government	28.4
AAA	14.3
AA	3.5
A	11.8
BBB	22.4
Below Invest. Grade	15.6
NR	2.9
Cash Equivalents & Other	1.2

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since February 4, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200 .

Updated Prospectus Phone Number	1-800-847-0200
Updated Prospectus Web Address	https://www.thornburg.com/download
Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg International Equity ETF
Shareholder Report [Line Items]
Fund Name	Thornburg International Equity ETF
Class Name	Thornburg International Equity ETF
Trading Symbol	TXUE
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Thornburg International Equity ETF for the period from January 21, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.thornburg.com/download . You can also request this information by contacting us at 1-800-847-0200 .
Material Fund Change Notice [Text Block]	This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200
Additional Information Website	https://www.thornburg.com/download
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Thornburg International Equity ETF	$44.00	0.65%

Fund costs may be higher for a full one-year period.

Expenses Paid, Amount	$ 44.00
Expense Ratio, Percent	0.65%
Expenses Short Period Footnote [Text Block]	Fund costs may be higher for a full one-year period.
Factors Affecting Performance [Text Block]

How did the Fund perform during the period and what affected its performance?

The Fund outperformed the MSCI EAFE Net Total Return USD Index (the “Index”) during the period from the Fund’s inception on January 21, 2025 to August 31, 2025.

Compelling international valuations and supportive fiscal and monetary policies drew global investment flows.

The Fund’s sector allocations in utilities, consumer discretionary, and materials led performance relative to the Index, while allocations to consumer staples, energy, and cash were detriments to relative performance. By geography, stock selection in Germany and the Netherlands topped contributions to relative performance, while selection effects in France and Japan were the leading detractors to relative performance.

Performance Past Does Not Indicate Future [Text]	The performance information shown below represents past performance and is no guarantee of future results.
Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]
Annual Performance	Since Inception ( 01/21/2025 )
International Equity ETF	19.88%
MSCI EAFE Net Total Return USD Index	19.51%

Performance Inception Date	Jan. 21, 2025
No Deduction of Taxes [Text Block]	The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares.
Net Assets	$ 220,600,000
Holdings Count | Holdings	50
Advisory Fees Paid, Amount	$ 500,000
Investment Company, Portfolio Turnover	11.62%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)

Fund Size (Millions)	$ 220.6 M
Number of Holdings	50
Annual Portfolio Turnover	11.62%
Total Advisory Fee	$0.5M

Holdings [Text Block]	What did the Fund invest in? (as of August 31, 2025)
Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	0.0
Mid Cap ($2.5-12 B)	3.8
Large Cap (>$12 B)	96.2

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since January 21, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200 .

Updated Prospectus Phone Number	1-800-847-0200
Updated Prospectus Web Address	https://www.thornburg.com/download
Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg International Growth ETF
Shareholder Report [Line Items]
Fund Name	Thornburg International Growth ETF
Class Name	Thornburg International Growth ETF
Trading Symbol	TXUG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Thornburg International Growth ETF for the period from January 22, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.thornburg.com/download . You can also request this information by contacting us at 1-800-847-0200 .
Material Fund Change Notice [Text Block]	This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200
Additional Information Website	https://www.thornburg.com/download
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Thornburg International Growth ETF	$43.00	0.70%

Fund costs may be higher for a full one-year period.

Expenses Paid, Amount	$ 43.00
Expense Ratio, Percent	0.70%
Expenses Short Period Footnote [Text Block]	Fund costs may be higher for a full one-year period.
Factors Affecting Performance [Text Block]

How did the Fund perform during the period and what affected its performance?

The Fund underperformed the MSCI EAFE Growth Net Total Return USD Index (the “Index”) during the period from the Fund’s inception on January 22, 2025 to August 31, 2025.

Investment selection based on a value factor continued to materially lead versus core and growth styles in international securities, creating a headwind to growth-oriented mandates.

By geography, the Fund’s allocation to Brazil contributed to performance relative to the Index, while allocation to the United States detracted. From a sector perspective, stock selection in consumer discretionary and utilities enhanced relative performance. In contrast, the Fund’s underweight allocation to industrials, overweight allocation in information technology, and stock selection in both were the lead detractors to relative performance.

Performance Past Does Not Indicate Future [Text]	The performance information shown below represents past performance and is no guarantee of future results.
Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]
Annual Performance	Since Inception ( 01/22/2025 )
International Growth ETF	2.48%
MSCI EAFE Net Total Return USD Index	11.21%

Performance Inception Date	Jan. 22, 2025
No Deduction of Taxes [Text Block]	The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares.
Net Assets	$ 5,100,000
Holdings Count | Holdings	44
Advisory Fees Paid, Amount	$ 20,283
Investment Company, Portfolio Turnover	24.84%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)

Fund Size (Millions)	$ 5.1 M
Number of Holdings	44
Annual Portfolio Turnover	24.84%
Total Advisory Fee	$20,283

Holdings [Text Block]	What did the Fund invest in? (as of August 31, 2025)
Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	6.0
Mid Cap ($2.5-12 B)	13.1
Large Cap (>$12 B)	80.9

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since January 22, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200 .

Summary of Change Legend [Text Block]	1-800-847-0200
Updated Prospectus Web Address	https://www.thornburg.com/download
Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.